UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2013

Vincent P. Corti

Capital World Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Capital World Growth
and Income Fund®

Semi-annual report for the six months ended May 31, 2013

Capital World Growth and Income Fund seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2013 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	12.44%	1.69%	9.18%

For other share class results, see americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.82% for Class A shares as of the prospectus dated February 1, 2013.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of June 30, 2013, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.12%.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

Global stock markets surged during the first half of the fiscal year, supported by continued strength in the U.S. economy and aggressive monetary easing by Japan’s central bank.

For the six months ended May 31, 2013, Capital World Growth and Income Fund delivered a strong gain of 12.04%. That result assumes the reinvestment of quarterly dividends totaling 44 cents a share, reflecting an income return of 1.20%. Investors who took dividends in cash recorded the same return.

The fund finished the period ahead of its primary benchmark, the unmanaged MSCI All Country World Index. The index, which measures a broad range of developed- and developing-country stock markets, recorded an 11.72% total return for the six months ended May 31, 2013. However, the fund trailed the 14.46% gain of the Lipper Global Funds Index, a peer group measure.

The fund takes a long-term approach to global investing. As you can see in the table below, the fund compares favorably to its benchmarks over longer time frames.

Results at a glance

For periods ended May 31, 2013, with all distributions reinvested

	Total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 3/26/93)

Capital World Growth and Income Fund (Class A shares)	28.66%	1.65%	10.37%	11.05%
MSCI All Country World Index*	26.01	1.16	8.11	7.14
Lipper Global Funds Index	27.83	1.68	7.97	7.27

*	The market index is unmanaged and, therefore, has no expenses. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.

Capital World Growth and Income Fund	1

The global investing environment

Most of the world’s equity markets advanced during the fiscal first half, with developed-country stocks generally exceeding developing-country stocks. Japan and the United States led most markets higher. Consumer discretionary companies, financials and industrials outpaced the broader market. More defensive areas of the market tended to lag, but the health care sector recorded the strongest returns of the period.

The U.S. budget picture has improved somewhat due primarily to stronger economic growth but also to automatic spending cuts resulting from Congress’s inability to agree on longer term budget reform. A number of indicators pointed to a strengthening U.S. economy. Both construction activity and home prices rose to multiyear highs during the period, signaling a turnaround in the housing market. Labor market conditions also improved somewhat, and in May consumer confidence rose to its highest level in five years. While the Federal Reserve held interest rates near zero, toward the end of the period Fed Chairman Ben Bernanke suggested that the central bank may begin to reduce the scope of its bond-buying programs.

Returns for most markets outside the U.S. were dampened slightly for U.S. investors by a strengthening dollar. Most notably, the dollar rose 22.4% versus the Japanese yen.

Japan’s stock market rose sharply as the country’s central bank announced aggressive monetary easing to help stave off deflation. In early 2013, newly elected Prime Minister Shinzo Abe proposed a number of economic reforms aimed at stimulating growth, and in April the country’s central bank pledged to double the monetary base over two years to achieve a 2% inflation target by 2015. Despite the weakening yen, the Japanese equity market gained 20.6%* on a dollar-adjusted basis.

In the 17-nation euro zone, economic activity declined at an annualized rate of 0.9% in the first quarter, and unemployment rose to a record 12.2% in April. In May, the European Central Bank (ECB) slashed its benchmark interest rate and ECB President Mario Draghi said the bank “stands ready to act if needed,” providing a further boost to investor confidence. Therefore, despite lackluster growth, European equities recorded solid gains. Stock markets in Germany and France, the euro zone’s two largest economies, rose 11.6% and 12.4%, respectively, in U.S. dollar terms. Likewise, struggling nations Portugal (14.2%), Greece (7.8%), Italy (6.0%) and Spain (5.8%) all advanced during the period.

In the developing markets, equity returns were mixed. China’s GDP growth decelerated during the period, raising concerns that the economy might be losing momentum. Leaders in Beijing are seeking a shift toward a more balanced economy driven more by domestic consumption. For the six months, China’s stock market rose 0.3%. Elsewhere, Brazil rose 1.0%, while India (–1.5%) and Russia (–1.9%) declined in U.S. dollar terms.

*	Country returns are based on MSCI indexes, expressed in U.S. dollars (except where noted), and assume the reinvestment of dividends. Results reflect dividends net of withholding taxes.

2	Capital World Growth and Income Fund

Where the fund’s assets were invested

Percent of net assets by country as of May 31, 2013

	Capital World Growth and Income Fund	MSCI All Country World Index*

Europe	38.0%	24.8%
Euro zone†	15.9	10.4
United Kingdom	11.0	8.0
Switzerland	6.5	3.3
Sweden	3.2	1.2
Russia	.8	.7
Other Europe	.6	1.2

The Americas	37.5	54.3
United States	36.5	48.1
Canada	.6	3.8
Other Americas	.4	2.4

Asia/Pacific	16.0	19.9
Hong Kong	3.8	1.1
China	2.2	2.2
Japan	2.1	7.8
Australia	2.0	3.0
South Korea	1.4	1.7
Singapore	1.4	.6
Thailand	1.2	.3
Taiwan	1.0	1.4
Other Asia/Pacific	.9	1.8

Other	1.2	1.0

Bonds, notes & other debt instruments, short-term securities & other assets less liabilities	7.3	—

Total	100.0%	100.0%

*	The MSCI All Country World Index is weighted by market capitalization.
†	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

Capital World Growth and Income Fund	3

Inside the portfolio

Despite having a relatively light exposure to U.S. and Japanese equities — two standout markets during the period — the fund delivered a strong gain partly due to favorable stock selection across a variety of areas. As we have often pointed out, the fund’s managers choose investments from the bottom up, focusing on individual businesses they believe represent superior value and have good long-term prospects.

Favorable stock selection among health care companies helped the fund’s investments in this area outpace the sector and the overall market. Medical device maker Boston Scientific Corp. (66.8%) and biotech company Gilead Sciences (45.3%), the fund’s No. 8 holding, registered exceptional gains. Other contributors were No. 4 holding Bayer (18.9%) and Novartis (15.8%), the fund’s top holding. (You can find a list of the fund’s top-10 holdings below.) One exception to this positive trend was Israel-based Teva Pharmaceutical Industries (–5.3%), which declined after investors grew concerned over the company’s strategy to repurpose existing drugs for new uses.

Elsewhere in the portfolio, select holdings in the consumer discretionary and information technology sectors also supported the fund’s solid return. Top contributors in the consumer discretionary area included specialty retailer Home Depot (20.9%), satellite television broadcaster DIRECTV (23.0%), and auto makers Renault (54.2%), General Motors (31.0%) and Daimler (29.8%). Information technology companies that had strong showings included Yahoo (40.1%), No. 7 holding Microsoft (31.0%) and electronic components maker Murata Manufacturing (33.9%).

Largest equity holdings

(as of May 31, 2013)

Company	Country	Percent of net assets	6-month return

Novartis	Switzerland	3.18%	15.79%
Philip Morris International	United States	2.33	1.15
Amgen	United States	2.03	13.21
Bayer	Germany	1.94	18.92
BP	United Kingdom	1.79	3.51
Altria	United States	1.78	6.77
Microsoft	United States	1.65	31.03
Gilead Sciences	United States	1.34	45.28
AbbVie	United States	1.18	—	*
ASSA ABLOY	Sweden	1.14	10.20

*	Six-month return data unavailable for AbbVie, since the company was formed in January 2013 from a spinoff of Abbott Laboratories.

4	Capital World Growth and Income Fund

Among the holdings detracting from results were Brazilian steel maker Usinas Sider Minas (–29.0%), Light SA (–26.9%) and U.K. power generator Aggreko (–24.5%). Tobacco maker Philip Morris International (1.2%), the fund’s second-largest holding, and oil company BP (3.5%) also held back the fund’s overall result on a relative basis.

A look ahead

Looking forward, we see reasons for optimism. The U.S. economy continues to make progress, and the changes in policy direction in Japan could benefit both Japan and the overall global economy. It remains to be seen, however, whether Japanese lawmakers will follow through with proposed structural reforms. Likewise, there have been some early indications that the euro zone is on the mend. However, a number of European economies remain in recession and further fiscal and economic adjustments must be made.

As always, we will rely on a research-driven approach to seek out companies that we believe have the potential to contribute to the fund’s growth-and-income objectives over the long term.

We are grateful for your support and look forward to reporting back to you at the end of the fiscal year.

Cordially,

Michael Thawley	Mark E. Denning
Vice Chairman of the Board	President

July 11, 2013

For current information about the fund, visit americanfunds.com.

Capital World Growth and Income Fund	5

Summary investment portfolio May 31, 2013	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Industry sector diversification	Percent of net assets

Country diversification	Percent of net assets
United States	36.5%
Euro zone*	15.9
United Kingdom	11.0
Switzerland	6.5
Hong Kong	3.8
Sweden	3.2
China	2.2
Japan	2.1
Australia	2.0
South Korea	1.4
Other countries	8.1
Bonds, notes & other debt instruments, short-term securities & other assets less liabilities	7.3
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

6	Capital World Growth and Income Fund

Common stocks — 92.31%	Shares	Value (000)	Percent of net assets
Health care — 14.36%
Novartis AG1	33,907,063	$2,429,635	3.18%
Amgen Inc.	15,435,458	1,551,727	2.03
Bayer AG1	13,831,026	1,487,797	1.94
Gilead Sciences, Inc.[2]	18,860,000	1,027,493	1.34
AbbVie Inc.	21,085,700	900,148	1.18
Teva Pharmaceutical Industries Ltd. (ADR)	16,498,000	630,224	.82
Roche Holding AG1	2,014,000	498,345	.65
Other securities		2,460,627	3.22
		10,985,996	14.36

Industrials — 12.16%
ASSA ABLOY AB, Class B1	21,821,007	869,911	1.14
KONE Oyj, Class B1	6,185,000	543,725	.71
AB Volvo, Class B1	34,899,080	509,143	.67
Jardine Matheson Holdings Ltd.[1]	7,748,000	507,958	.66
United Parcel Service, Inc., Class B	5,200,000	446,680	.58
General Electric Co.	17,500,000	408,100	.53
Other securities		6,017,099	7.87
		9,302,616	12.16

Consumer discretionary — 11.60%
Home Depot, Inc.	11,038,800	868,312	1.14
General Motors Co.[2]	17,711,450	600,241	.78
DIRECTV[2]	8,313,000	508,174	.66
Renault SA1	6,291,861	485,136	.63
Amazon.com, Inc.[2]	1,762,600	474,192	.62
SJM Holdings Ltd.[1]	157,031,000	427,248	.56
Other securities		5,507,365	7.21
		8,870,668	11.60

Financials — 11.23%
Société Générale[1]	14,946,365	592,533	.77
AIA Group Ltd.[1]	112,663,396	497,189	.65
Prudential PLC[1]	29,306,500	493,922	.65
Other securities		7,003,507	9.16
		8,587,151	11.23

Capital World Growth and Income Fund	7

Common stocks	Shares	Value (000)	Percent of net assets
Consumer staples — 10.06%
Philip Morris International Inc.	19,606,300	$1,782,409	2.33%
Altria Group, Inc.	37,619,300	1,358,057	1.78
Pernod Ricard SA1	5,085,210	610,663	.80
Wesfarmers Ltd.[1]	16,071,520	601,344	.79
Nestlé SA1	7,310,030	482,366	.63
Anheuser-Busch InBev NV1	5,223,383	481,490	.63
Lorillard, Inc.	11,049,353	468,935	.61
Other securities		1,914,049	2.49
		7,699,313	10.06

Information technology — 7.19%
Microsoft Corp.	36,085,019	1,258,645	1.65
Samsung Electronics Co. Ltd.[1]	515,800	695,595	.91
Oracle Corp.	13,337,000	450,257	.59
Google Inc., Class A2	490,829	427,222	.56
Automatic Data Processing, Inc.	6,040,000	415,069	.54
Other securities		2,253,171	2.94
		5,499,959	7.19

Telecommunication services — 6.67%
SOFTBANK CORP.[1]	14,920,000	746,256	.98
Verizon Communications Inc.	15,119,500	732,993	.96
Vodafone Group PLC[1]	216,977,500	628,792
Vodafone Group PLC (ADR)	1,120,000	32,424	.86
AT&T Inc.	15,110,000	528,699	.69
TeliaSonera AB1	70,557,215	469,916	.61
CenturyLink, Inc.	13,456,000	459,523	.60
Other securities		1,504,443	1.97
		5,103,046	6.67

Energy — 5.17%
BP PLC[1]	191,653,213	1,371,822	1.79
Eni SpA[1]	18,245,300	412,571
Eni SpA (ADR)	253,148	11,470	.55
Other securities		2,157,458	2.83
		3,953,321	5.17

8	Capital World Growth and Income Fund

Common stocks	Shares	Value (000)	Percent of net assets
Utilities — 4.78%
National Grid PLC[1]	62,148,492	$735,297	.96%
PT Perusahaan Gas Negara (Persero) Tbk[1]	836,821,500	468,993	.61
SSE PLC[1]	18,545,336	433,651	.57
Other securities		2,015,880	2.64
		3,653,821	4.78

Materials — 4.30%
Dow Chemical Co.	16,047,000	552,980	.72
BASF SE1	4,429,000	432,773	.57
Other securities		2,301,069	3.01
		3,286,822	4.30

Miscellaneous — 4.79%
Other common stocks in initial period of acquisition		3,667,692	4.79

Total common stocks (cost: $53,131,151,000)		70,610,405	92.31

Preferred stocks — 0.01%
Financials — 0.01%
Other securities		10,274	.01

Total preferred stocks (cost: $9,150,000)		10,274	.01

Convertible securities — 0.36%
Other — 0.32%
Other securities		245,853	.32

Miscellaneous — 0.04%
Other convertible securities in initial period of acquisition		31,423	.04

Total convertible securities (cost: $232,941,000)		277,276	.36

Capital World Growth and Income Fund	9

Bonds, notes & other debt instruments — 1.53%	Principal amount (000)	Value (000)	Percent of net assets
Energy — 0.02%
BP Capital Markets PLC 3.875%–5.25% 2013–2015	$10,655	$11,127	.02%

Other — 1.51%
Other securities		1,158,015	1.51

Total bonds, notes & other debt instruments (cost: $1,018,898,000)		1,169,142	1.53

Short-term securities — 5.36%
Freddie Mac 0.075%–0.17% due 7/15/2013–4/9/2014	1,185,175	1,184,607	1.55
Fannie Mae 0.11%–0.15% due 7/24/2013–3/3/2014	665,900	665,611	.87
Federal Home Loan Bank 0.075%–0.155% due 6/7/2013–1/6/2014	434,600	434,489	.57
Other securities		1,818,444	2.37

Total short-term securities (cost: $4,102,755,000)		4,103,151	5.36
Total investment securities (cost: $58,494,895,000)		76,170,248	99.57
Other assets less liabilities		325,089	.43

Net assets		$76,495,337	100.00%

“As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $1,395,945,000, which represented 1.82% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 5/31/2013 (000)
Sales:
Australian dollars	6/18/2013	Barclays Bank PLC	$75,796	A$78,000	$1,246
Australian dollars	6/18/2013	Barclays Bank PLC	$141,224	A$139,000	8,373
British pounds	6/28/2013	UBS AG	$105,780	£69,924	(441)
Euros	6/28/2013	Bank of America, N.A.	$109,515	€84,800	(720)
Japanese yen	7/3/2013	Bank of New York Mellon	$101,655	¥10,242,554	(321)
					$8,137

10	Capital World Growth and Income Fund

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended May 31, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 5/31/2013 (000)
ComfortDelGro Corp. Ltd.[1]	135,100,000	—	—	135,100,000	$3,828	$199,151
Qantas Airways Ltd.[1,2]	125,158,600	—	—	125,158,600	—	189,437
					$3,828	$388,588

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $40,678,782,000, which represented 53.18% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.

Key to abbreviation and symbols

ADR = American Depositary Receipts

A$ = Australian dollars

€ = Euros

£ = British pounds

¥ = Japanese yen

See Notes to Financial Statements

Capital World Growth and Income Fund	11

Financial statements

Statement of assets and liabilities	unaudited
at May 31, 2013	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $58,073,177)	$75,781,660
Affiliated issuers (cost: $421,718)	388,588	$76,170,248
Cash denominated in currencies other than U.S. dollars (cost: $16,399)		16,399
Unrealized appreciation on open forward currency contracts		9,619
Receivables for:
Sales of investments	194,248
Sales of fund’s shares	74,503
Closed forward currency contracts	3,348
Dividends and interest	314,183	586,282
		76,782,548
Liabilities:
Unrealized depreciation on open forward currency contracts		1,482
Payables for:
Purchases of investments	128,665
Repurchases of fund’s shares	78,992
Investment advisory services	24,960
Services provided by related parties	47,106
Trustees’ deferred compensation	1,225
Bank overdraft	4,022
Other	759	285,729
Net assets at May 31, 2013		$76,495,337

Net assets consist of:
Capital paid in on shares of beneficial interest		$69,947,839
Undistributed net investment income		738,951
Accumulated net realized loss		(11,872,889)
Net unrealized appreciation		17,681,436
Net assets at May 31, 2013		$76,495,337

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (1,882,334 total shares outstanding)

		Shares	Net asset
	Net assets	outstanding	value per share
Class A	$50,067,042	1,230,224	$40.70
Class B	1,282,393	31,699	40.46
Class C	4,583,462	113,839	40.26
Class F-1	3,587,781	88,317	40.62
Class F-2	2,165,020	53,207	40.69
Class 529-A	2,571,919	63,371	40.58
Class 529-B	109,576	2,709	40.45
Class 529-C	647,238	16,025	40.39
Class 529-E	110,294	2,722	40.52
Class 529-F-1	89,285	2,198	40.62
Class R-1	281,555	6,981	40.33
Class R-2	1,217,170	30,245	40.24
Class R-3	2,498,920	61,774	40.45
Class R-4	2,315,817	57,024	40.61
Class R-5	1,500,956	36,860	40.72
Class R-6	3,466,909	85,139	40.72

See Notes to Financial Statements

12	Capital World Growth and Income Fund

Statement of operations	unaudited
for the six months ended May 31, 2013	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $89,405; also includes $3,828 from affiliates)	$1,208,606
Interest (net of non-U.S. taxes of $19)	40,450	$1,249,056
Fees and expenses*:
Investment advisory services	139,121
Distribution services	113,352
Transfer agent services	54,683
Administrative services	8,395
Reports to shareholders	2,212
Registration statement and prospectus	410
Trustees’ compensation	357
Auditing and legal	101
Custodian	3,755
State and local taxes	257
Other	1,878	324,521
Net investment income		924,535

Net realized gain and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $62)	2,736,329
Forward currency contracts	(11,638)
Currency transactions	(9,790)	2,714,901
Net unrealized appreciation (depreciation) on:
Investments	4,635,427
Forward currency contracts	23,124
Currency translations	(428)	4,658,123
Net realized gain and unrealized appreciation on investments, forward currency contracts and currency		7,373,024

Net increase in net assets resulting from operations		$8,297,559

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Capital World Growth and Income Fund	13

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	May 31, 2013*	November 30, 2012

Operations:
Net investment income	$924,535	$1,677,355
Net realized gain on investments, forward currency contracts and currency transactions	2,714,901	278,665
Net unrealized appreciation on investments, forward currency contracts and currency translations	4,658,123	8,262,865
Net increase in net assets resulting from operations	8,297,559	10,218,885

Dividends paid to shareholders from net investment income	(809,995)	(1,889,680)

Net capital share transactions	(1,147,701)	(6,354,159)

Total increase in net assets	6,339,863	1,975,046

Net assets:
Beginning of period	70,155,474	68,180,428
End of period (including undistributed net investment income: $738,951 and $624,411, respectively)	$76,495,337	$70,155,474

*Unaudited.

See Notes to Financial Statements

14	Capital World Growth and Income Fund

Notes to financial statements	unaudited

1. Organization

Capital World Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities. Effective February 1, 2013, the fund reorganized from a Maryland corporation to a Delaware statutory trust in accordance with a proposal approved by shareholders on November 24, 2009.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

Capital World Growth and Income Fund	15

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

16	Capital World Growth and Income Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within

Capital World Growth and Income Fund	17

60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

18	Capital World Growth and Income Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$5,777,905	$5,208,091	$—	$10,985,996
Industrials	3,815,600	5,487,016	—	9,302,616
Consumer discretionary	4,163,551	4,707,117	—	8,870,668
Financials	1,461,183	7,125,968	—	8,587,151
Consumer staples	4,368,852	3,330,461	—	7,699,313
Information technology	3,670,018	1,829,941	—	5,499,959
Telecommunication services	2,289,817	2,813,229	—	5,103,046
Energy	1,279,345	2,673,976	—	3,953,321
Utilities	835,847	2,817,974	—	3,653,821
Materials	931,106	2,355,716	—	3,286,822
Miscellaneous	1,336,649	2,331,043	—	3,667,692
Preferred stocks	—	10,274	—	10,274
Convertible securities	91,520	185,756	—	277,276
Bonds, notes & other debt instruments	—	1,169,142	—	1,169,142
Short-term securities	—	4,103,151	—	4,103,151
Total	$30,021,393	$46,148,855	$—	$76,170,248

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$9,619	$—	$9,619
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,482)	—	(1,482)
Total	$—	$8,137	$—	$8,137

*	Securities with a market value of $37,813,082,000, which represented 49.43% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Capital World Growth and Income Fund	19

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

20	Capital World Growth and Income Fund

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Collateral — To reduce the risk to counterparties of forward currency contracts, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008, by state tax authorities for tax years before 2007 and by tax authorities outside the U.S. for tax years before 2006.

Capital World Growth and Income Fund	21

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in securities outside the U.S.; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2012, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income		$857,091
Capital loss carryforward*:
No expiration	$(66,897)
Expiring 2016	(1,291,317)
Expiring 2017	(13,178,426)	(14,536,640)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after November 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of May 31, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$20,087,737
Gross unrealized depreciation on investment securities	(2,704,529)
Net unrealized appreciation on investment securities	17,383,208
Cost of investment securities	58,787,040

22	Capital World Growth and Income Fund

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Six months ended	Year ended
Share class	May 31, 2013	November 30, 2012
Class A	$549,628	$1,295,073
Class B	10,725	33,659
Class C	34,360	93,351
Class F-1	37,996	95,614
Class F-2	25,198	44,923
Class 529-A	26,819	59,493
Class 529-B	813	2,434
Class 529-C	4,482	11,059
Class 529-E	1,037	2,364
Class 529-F-1	1,011	2,111
Class R-1	2,206	6,013
Class R-2	9,695	24,066
Class R-3	24,574	57,429
Class R-4	25,644	57,655
Class R-5	18,738	41,232
Class R-6	37,069	63,204
Total	$809,995	$1,889,680

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.350% on such assets in excess of $115 billion. For the six months ended May 31, 2013, the investment advisory services fee was $139,121,000, which was equivalent to an annualized rate of 0.377% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves

Capital World Growth and Income Fund	23

certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of May 31, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate

24	Capital World Growth and Income Fund

the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended May 31, 2013, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$58,540	$39,294	$2,423	Not applicable
Class B	6,828	1,193	Not applicable	Not applicable
Class C	22,484	3,702	1,127	Not applicable
Class F-1	4,230	2,136	851	Not applicable
Class F-2	Not applicable	860	505	Not applicable
Class 529-A	2,687	1,531	613	$1,206
Class 529-B	559	80	28	55
Class 529-C	3,074	412	155	304
Class 529-E	262	41	26	52
Class 529-F-1	—	53	21	42
Class R-1	1,384	149	69	Not applicable
Class R-2	4,424	1,924	298	Not applicable
Class R-3	6,076	1,811	608	Not applicable
Class R-4	2,804	1,134	562	Not applicable
Class R-5	Not applicable	355	363	Not applicable
Class R-6	Not applicable	8	746	Not applicable
Total class-specific expenses	$113,352	$54,683	$8,395	$1,659

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $357,000, shown on the accompanying financial statements, includes $205,000 in current fees (either paid in cash or deferred) and a net increase of $152,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Capital World Growth and Income Fund	25

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments				Net (decrease)
	Sales*		of dividends		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended May 31, 2013

Class A	$1,869,164	47,929	$537,181	14,194	$(3,590,772)	(92,455)	$(1,184,427)	(30,332)
Class B	4,769	123	10,589	283	(307,971)	(7,933)	(292,613)	(7,527)
Class C	170,098	4,400	33,375	893	(452,085)	(11,725)	(248,612)	(6,432)
Class F-1	400,086	10,261	37,405	989	(371,447)	(9,557)	66,044	1,693
Class F-2	301,736	7,746	22,334	589	(219,261)	(5,658)	104,809	2,677
Class 529-A	153,521	3,967	26,811	710	(155,603)	(4,024)	24,729	653
Class 529-B	779	20	813	22	(18,589)	(481)	(16,997)	(439)
Class 529-C	41,229	1,069	4,480	120	(43,112)	(1,121)	2,597	68
Class 529-E	6,570	170	1,037	27	(7,098)	(184)	509	13
Class 529-F-1	9,675	249	1,011	27	(8,175)	(209)	2,511	67
Class R-1	14,520	375	2,200	59	(39,477)	(1,034)	(22,757)	(600)
Class R-2	131,374	3,409	9,680	259	(194,759)	(5,060)	(53,705)	(1,392)
Class R-3	295,817	7,646	24,540	653	(403,688)	(10,450)	(83,331)	(2,151)
Class R-4	291,647	7,497	25,637	679	(387,804)	(10,017)	(70,520)	(1,841)
Class R-5	188,473	4,842	18,724	495	(236,731)	(6,036)	(29,534)	(699)
Class R-6	816,120	20,877	34,557	911	(197,081)	(5,137)	653,596	16,651
Total net increase (decrease)	$4,695,578	120,580	$790,374	20,910	$(6,633,653)	(171,081)	$(1,147,701)	(29,591)

Year ended November 30, 2012
Class A	$2,626,636	76,391	$1,262,109	37,759	$(8,702,758)	(253,570)	$(4,814,013)	(139,420)
Class B	9,241	270	33,137	1,005	(632,184)	(18,561)	(589,806)	(17,286)
Class C	229,803	6,736	90,255	2,747	(1,171,467)	(34,497)	(851,409)	(25,014)
Class F-1	966,663	28,595	93,738	2,809	(1,581,212)	(46,262)	(520,811)	(14,858)
Class F-2	727,890	20,760	38,704	1,157	(495,180)	(14,407)	271,414	7,510
Class 529-A	256,259	7,491	59,473	1,783	(303,115)	(8,839)	12,617	435
Class 529-B	2,045	59	2,433	74	(38,180)	(1,123)	(33,702)	(990)
Class 529-C	74,097	2,174	11,055	335	(97,169)	(2,855)	(12,017)	(346)
Class 529-E	12,233	358	2,362	71	(16,051)	(471)	(1,456)	(42)
Class 529-F-1	16,246	473	2,110	63	(15,169)	(443)	3,187	93
Class R-1	30,699	903	5,992	182	(69,691)	(2,030)	(33,000)	(945)
Class R-2	238,510	6,997	24,035	730	(373,175)	(10,976)	(110,630)	(3,249)
Class R-3	518,783	15,146	57,318	1,726	(673,549)	(19,624)	(97,448)	(2,752)
Class R-4	479,903	13,902	57,635	1,726	(595,861)	(17,419)	(58,323)	(1,791)
Class R-5	301,418	8,702	41,168	1,229	(394,640)	(11,440)	(52,054)	(1,509)
Class R-6	738,967	21,376	57,556	1,712	(263,231)	(7,702)	533,292	15,386
Total net increase (decrease)	$7,229,393	210,333	$1,839,080	55,108	$(15,422,632)	(450,219)	$(6,354,159)	(184,778)

*Includes exchanges between share classes of the fund.

26	Capital World Growth and Income Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,367,564,000 and $9,360,455,000, respectively, during the six months ended May 31, 2013.

Capital World Growth and Income Fund	27

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 5/31/2013[4,5]	$36.75	$.50	$3.89	$4.39
	Year ended 11/30/2012	32.57	.87	4.28	5.15
	Year ended 11/30/2011	33.75	.94	(1.22)	(.28)
	Year ended 11/30/2010	33.80	.86	(.03)	.83
	Year ended 11/30/2009	25.50	.78	8.52	9.30
	Year ended 11/30/2008	48.56	1.27	(19.81)	(18.54)
Class B:	Six months ended 5/31/2013[4,5]	36.53	.34	3.88	4.22
	Year ended 11/30/2012	32.37	.60	4.26	4.86
	Year ended 11/30/2011	33.53	.67	(1.21)	(.54)
	Year ended 11/30/2010	33.58	.60	(.03)	.57
	Year ended 11/30/2009	25.34	.57	8.46	9.03
	Year ended 11/30/2008	48.27	.96	(19.69)	(18.73)
Class C:	Six months ended 5/31/2013[4,5]	36.36	.34	3.85	4.19
	Year ended 11/30/2012	32.23	.59	4.24	4.83
	Year ended 11/30/2011	33.40	.65	(1.21)	(.56)
	Year ended 11/30/2010	33.45	.59	(.02)	.57
	Year ended 11/30/2009	25.25	.56	8.43	8.99
	Year ended 11/30/2008	48.11	.95	(19.63)	(18.68)
Class F-1:	Six months ended 5/31/2013[4,5]	36.68	.50	3.88	4.38
	Year ended 11/30/2012	32.51	.87	4.28	5.15
	Year ended 11/30/2011	33.69	.93	(1.22)	(.29)
	Year ended 11/30/2010	33.74	.86	(.03)	.83
	Year ended 11/30/2009	25.46	.79	8.50	9.29
	Year ended 11/30/2008	48.48	1.27	(19.78)	(18.51)
Class F-2:	Six months ended 5/31/2013[4,5]	36.74	.56	3.88	4.44
	Year ended 11/30/2012	32.56	.97	4.28	5.25
	Year ended 11/30/2011	33.75	1.02	(1.22)	(.20)
	Year ended 11/30/2010	33.79	.94	(.02)	.92
	Year ended 11/30/2009	25.51	.72	8.64	9.36
	Period from 8/1/2008 to 11/30/2008[4]	38.34	.23	(12.79)	(12.56)

28	Capital World Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income to average net assets[3]
$(.44)	$—	$(.44)	$40.70	12.04%	$50,067	.81%[6]		.81%[6]		2.57%[6]
(.97)	—	(.97)	36.75	16.14	46,323	.82		.82		2.52
(.90)	—	(.90)	32.57	(.99)	45,595	.79		.79		2.67
(.88)	—	(.88)	33.75	2.57	52,156	.79		.79		2.59
(1.00)	—	(1.00)	33.80	37.48	56,058	.83		.83		2.80
(1.18)	(3.34)	(4.52)	25.50	(41.75)	46,011	.75		.71		3.28
(.29)	—	(.29)	40.46	11.59	1,282	1.57	[6]	1.57	[6]	1.73	[6]
(.70)	—	(.70)	36.53	15.27	1,433	1.57		1.57		1.76
(.62)	—	(.62)	32.37	(1.74)	1,829	1.56		1.56		1.90
(.62)	—	(.62)	33.53	1.80	2,459	1.56		1.56		1.82
(.79)	—	(.79)	33.58	36.43	2,999	1.61		1.61		2.04
(.86)	(3.34)	(4.20)	25.34	(42.21)	2,598	1.52		1.48		2.51
(.29)	—	(.29)	40.26	11.59	4,583	1.61	[6]	1.61	[6]	1.76	[6]
(.70)	—	(.70)	36.36	15.19	4,373	1.61		1.61		1.73
(.61)	—	(.61)	32.23	(1.77)	4,683	1.58		1.58		1.87
(.62)	—	(.62)	33.40	1.78	5,775	1.59		1.59		1.80
(.79)	—	(.79)	33.45	36.42	6,428	1.61		1.61		2.01
(.84)	(3.34)	(4.18)	25.25	(42.23)	5,405	1.56		1.52		2.47
(.44)	—	(.44)	40.62	12.03	3,588	.82	[6]	.82	[6]	2.58	[6]
(.98)	—	(.98)	36.68	16.16	3,177	.80		.80		2.52
(.89)	—	(.89)	32.51	(1.02)	3,299	.80		.80		2.66
(.88)	—	(.88)	33.69	2.58	3,827	.80		.80		2.60
(1.01)	—	(1.01)	33.74	37.49	4,152	.82		.81		2.83
(1.17)	(3.34)	(4.51)	25.46	(41.76)	3,677	.76		.72		3.30
(.49)	—	(.49)	40.69	12.20	2,165	.53	[6]	.53	[6]	2.88	[6]
(1.07)	—	(1.07)	36.74	16.43	1,857	.54		.54		2.80
(.99)	—	(.99)	32.56	(.75)	1,401	.54		.54		2.91
(.96)	—	(.96)	33.75	2.86	1,464	.54		.54		2.84
(1.08)	—	(1.08)	33.79	37.80	1,165	.58		.58		2.42
(.27)	—	(.27)	25.51	(32.95)	127	.18		.17		.83

See page 33 for footnotes.

Capital World Growth and Income Fund	29

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:	Six months ended 5/31/2013[4,5]	$36.65	$.49	$3.87	$4.36
	Year ended 11/30/2012	32.49	.84	4.27	5.11
	Year ended 11/30/2011	33.67	.91	(1.21)	(.30)
	Year ended 11/30/2010	33.72	.84	(.02)	.82
	Year ended 11/30/2009	25.45	.77	8.49	9.26
	Year ended 11/30/2008	48.46	1.24	(19.76)	(18.52)
Class 529-B:	Six months ended 5/31/2013[4,5]	36.52	.32	3.88	4.20
	Year ended 11/30/2012	32.36	.57	4.26	4.83
	Year ended 11/30/2011	33.53	.63	(1.21)	(.58)
	Year ended 11/30/2010	33.58	.57	(.02)	.55
	Year ended 11/30/2009	25.35	.54	8.46	9.00
	Year ended 11/30/2008	48.28	.92	(19.70)	(18.78)
Class 529-C:	Six months ended 5/31/2013[4,5]	36.48	.33	3.86	4.19
	Year ended 11/30/2012	32.34	.57	4.25	4.82
	Year ended 11/30/2011	33.51	.63	(1.20)	(.57)
	Year ended 11/30/2010	33.57	.58	(.03)	.55
	Year ended 11/30/2009	25.34	.54	8.47	9.01
	Year ended 11/30/2008	48.27	.92	(19.69)	(18.77)
Class 529-E:	Six months ended 5/31/2013[4,5]	36.59	.44	3.87	4.31
	Year ended 11/30/2012	32.44	.76	4.26	5.02
	Year ended 11/30/2011	33.61	.82	(1.21)	(.39)
	Year ended 11/30/2010	33.67	.74	(.03)	.71
	Year ended 11/30/2009	25.41	.68	8.49	9.17
	Year ended 11/30/2008	48.40	1.12	(19.74)	(18.62)
Class 529-F-1:	Six months ended 5/31/2013[4,5]	36.68	.53	3.88	4.41
	Year ended 11/30/2012	32.51	.91	4.28	5.19
	Year ended 11/30/2011	33.70	.98	(1.21)	(.23)
	Year ended 11/30/2010	33.75	.91	(.02)	.89
	Year ended 11/30/2009	25.47	.82	8.50	9.32
	Year ended 11/30/2008	48.50	1.31	(19.76)	(18.45)

30	Capital World Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income to average net assets[3]
$(.43)	$—	$(.43)	$40.58	11.98%	$2,572	.89%[6]		.89%[6]		2.51%[6]
(.95)	—	(.95)	36.65	16.04	2,299	.89		.89		2.45
(.88)	—	(.88)	32.49	(1.06)	2,023	.85		.85		2.61
(.87)	—	(.87)	33.67	2.54	1,972	.84		.84		2.54
(.99)	—	(.99)	33.72	37.41	1,796	.87		.86		2.75
(1.15)	(3.34)	(4.49)	25.45	(41.77)	1,235	.80		.77		3.23
(.27)	—	(.27)	40.45	11.54	110	1.68	[6]	1.68	[6]	1.65	[6]
(.67)	—	(.67)	36.52	15.11	115	1.69		1.69		1.65
(.59)	—	(.59)	32.36	(1.84)	134	1.65		1.65		1.80
(.60)	—	(.60)	33.53	1.72	167	1.65		1.65		1.74
(.77)	—	(.77)	33.58	36.29	188	1.70		1.69		1.95
(.81)	(3.34)	(4.15)	25.35	(42.26)	140	1.62		1.58		2.41
(.28)	—	(.28)	40.39	11.55	647	1.67	[6]	1.67	[6]	1.72	[6]
(.68)	—	(.68)	36.48	15.14	582	1.68		1.68		1.66
(.60)	—	(.60)	32.34	(1.84)	527	1.65		1.65		1.81
(.61)	—	(.61)	33.51	1.71	526	1.64		1.64		1.75
(.78)	—	(.78)	33.57	36.32	491	1.69		1.68		1.93
(.82)	(3.34)	(4.16)	25.34	(42.27)	342	1.61		1.58		2.42
(.38)	—	(.38)	40.52	11.84	110	1.12	[6]	1.12	[6]	2.27	[6]
(.87)	—	(.87)	36.59	15.78	99	1.13		1.13		2.20
(.78)	—	(.78)	32.44	(1.31)	89	1.12		1.12		2.33
(.77)	—	(.77)	33.61	2.21	87	1.13		1.13		2.25
(.91)	—	(.91)	33.67	37.03	80	1.18		1.17		2.43
(1.03)	(3.34)	(4.37)	25.41	(41.97)	55	1.11		1.07		2.92
(.47)	—	(.47)	40.62	12.12	89	.67	[6]	.67	[6]	2.74	[6]
(1.02)	—	(1.02)	36.68	16.27	78	.67		.67		2.65
(.96)	—	(.96)	32.51	(.84)	66	.64		.64		2.81
(.94)	—	(.94)	33.70	2.74	59	.63		.63		2.75
(1.04)	—	(1.04)	33.75	37.68	49	.68		.67		2.93
(1.24)	(3.34)	(4.58)	25.47	(41.66)	31	.61		.57		3.44

See page 33 for footnotes.

Capital World Growth and Income Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-1:	Six months ended 5/31/2013[4,5]	$36.42	$.35	$3.86	$4.21
	Year ended 11/30/2012	32.29	.61	4.24	4.85
	Year ended 11/30/2011	33.46	.66	(1.20)	(.54)
	Year ended 11/30/2010	33.52	.60	(.02)	.58
	Year ended 11/30/2009	25.31	.57	8.45	9.02
	Year ended 11/30/2008	48.22	.96	(19.67)	(18.71)
Class R-2:	Six months ended 5/31/2013[4,5]	36.35	.36	3.84	4.20
	Year ended 11/30/2012	32.22	.61	4.24	4.85
	Year ended 11/30/2011	33.39	.66	(1.20)	(.54)
	Year ended 11/30/2010	33.45	.59	(.03)	.56
	Year ended 11/30/2009	25.25	.55	8.43	8.98
	Year ended 11/30/2008	48.11	.93	(19.62)	(18.69)
Class R-3:	Six months ended 5/31/2013[4,5]	36.53	.44	3.87	4.31
	Year ended 11/30/2012	32.38	.77	4.25	5.02
	Year ended 11/30/2011	33.56	.82	(1.21)	(.39)
	Year ended 11/30/2010	33.61	.75	(.02)	.73
	Year ended 11/30/2009	25.37	.69	8.48	9.17
	Year ended 11/30/2008	48.32	1.12	(19.70)	(18.58)
Class R-4:	Six months ended 5/31/2013[4,5]	36.67	.50	3.88	4.38
	Year ended 11/30/2012	32.50	.87	4.28	5.15
	Year ended 11/30/2011	33.68	.93	(1.22)	(.29)
	Year ended 11/30/2010	33.73	.85	(.02)	.83
	Year ended 11/30/2009	25.46	.78	8.50	9.28
	Year ended 11/30/2008	48.48	1.23	(19.75)	(18.52)
Class R-5:	Six months ended 5/31/2013[4,5]	36.77	.57	3.88	4.45
	Year ended 11/30/2012	32.59	.98	4.28	5.26
	Year ended 11/30/2011	33.77	1.04	(1.22)	(.18)
	Year ended 11/30/2010	33.81	.95	(.02)	.93
	Year ended 11/30/2009	25.51	.88	8.51	9.39
	Year ended 11/30/2008	48.58	1.35	(19.80)	(18.45)
Class R-6:	Six months ended 5/31/2013[4,5]	36.77	.59	3.87	4.46
	Year ended 11/30/2012	32.59	.99	4.29	5.28
	Year ended 11/30/2011	33.77	1.03	(1.19)	(.16)
	Year ended 11/30/2010	33.82	.98	(.04)	.94
	Period from 5/1/2009 to 11/30/2009[4]	26.05	.51	7.85	8.36

	Six months ended	Year ended November 30
	May 31, 2013[4,5]	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	11%	23%	27%	25%	44%	37%

32	Capital World Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income to average net assets[3]
$(.30)	$—	$(.30)	$40.33	11.63%	$282	1.55%[6]		1.55%[6]		1.81%[6]
(.72)	—	(.72)	36.42	15.27	276	1.56		1.56		1.79
(.63)	—	(.63)	32.29	(1.75)	275	1.56		1.56		1.90
(.64)	—	(.64)	33.46	1.80	269	1.56		1.56		1.84
(.81)	—	(.81)	33.52	36.45	217	1.58		1.58		2.02
(.86)	(3.34)	(4.20)	25.31	(42.21)	124	1.52		1.48		2.54
(.31)	—	(.31)	40.24	11.62	1,217	1.51	[6]	1.51	[6]	1.86	[6]
(.72)	—	(.72)	36.35	15.30	1,150	1.55		1.55		1.78
(.63)	—	(.63)	32.22	(1.75)	1,124	1.56		1.56		1.90
(.62)	—	(.62)	33.39	1.77	1,259	1.57		1.57		1.81
(.78)	—	(.78)	33.45	36.34	1,270	1.66		1.66		1.95
(.83)	(3.34)	(4.17)	25.25	(42.24)	836	1.59		1.55		2.45
(.39)	—	(.39)	40.45	11.88	2,499	1.10	[6]	1.10	[6]	2.29	[6]
(.87)	—	(.87)	36.53	15.81	2,335	1.10		1.10		2.23
(.79)	—	(.79)	32.38	(1.32)	2,159	1.10		1.10		2.36
(.78)	—	(.78)	33.56	2.27	2,311	1.10		1.10		2.29
(.93)	—	(.93)	33.61	37.07	2,208	1.13		1.13		2.47
(1.03)	(3.34)	(4.37)	25.37	(41.95)	1,397	1.09		1.05		2.95
(.44)	—	(.44)	40.61	12.05	2,316	.80	[6]	.80	[6]	2.58	[6]
(.98)	—	(.98)	36.67	16.13	2,159	.80		.80		2.53
(.89)	—	(.89)	32.50	(.98)	1,972	.80		.80		2.66
(.88)	—	(.88)	33.68	2.56	2,062	.81		.81		2.58
(1.01)	—	(1.01)	33.73	37.46	1,840	.83		.83		2.76
(1.16)	(3.34)	(4.50)	25.46	(41.77)	1,159	.79		.76		3.25
(.50)	—	(.50)	40.72	12.21	1,501	.50	[6]	.50	[6]	2.91	[6]
(1.08)	—	(1.08)	36.77	16.49	1,381	.50		.50		2.84
(1.00)	—	(1.00)	32.59	(.71)	1,273	.50		.50		2.95
(.97)	—	(.97)	33.77	2.89	1,371	.50		.50		2.85
(1.09)	—	(1.09)	33.81	37.89	1,598	.53		.53		3.18
(1.28)	(3.34)	(4.62)	25.51	(41.61)	1,399	.50		.46		3.54
(.51)	—	(.51)	40.72	12.24	3,467	.45	[6]	.45	[6]	3.04	[6]
(1.10)	—	(1.10)	36.77	16.55	2,518	.45		.45		2.86
(1.02)	—	(1.02)	32.59	(.65)	1,731	.45		.45		2.97
(.99)	—	(.99)	33.77	2.92	1,158	.46		.46		2.97
(.59)	—	(.59)	33.82	32.50	517	.49	[6]	.49	[6]	2.84	[6]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.

See Notes to Financial Statements

Capital World Growth and Income Fund	33

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2012, through May 31, 2013).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	Capital World Growth and Income Fund

	Beginning account value 12/1/2012	Ending account value 5/31/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,120.39	$4.28	.81%
Class A — assumed 5% return	1,000.00	1,020.89	4.08	.81
Class B — actual return	1,000.00	1,115.89	8.28	1.57
Class B — assumed 5% return	1,000.00	1,017.10	7.90	1.57
Class C — actual return	1,000.00	1,115.89	8.49	1.61
Class C — assumed 5% return	1,000.00	1,016.90	8.10	1.61
Class F-1 — actual return	1,000.00	1,120.26	4.33	.82
Class F-1 — assumed 5% return	1,000.00	1,020.84	4.13	.82
Class F-2 — actual return	1,000.00	1,122.03	2.80	.53
Class F-2 — assumed 5% return	1,000.00	1,022.29	2.67	.53
Class 529-A — actual return	1,000.00	1,119.76	4.70	.89
Class 529-A — assumed 5% return	1,000.00	1,020.49	4.48	.89
Class 529-B — actual return	1,000.00	1,115.38	8.86	1.68
Class 529-B — assumed 5% return	1,000.00	1,016.55	8.45	1.68
Class 529-C — actual return	1,000.00	1,115.49	8.81	1.67
Class 529-C — assumed 5% return	1,000.00	1,016.60	8.40	1.67
Class 529-E — actual return	1,000.00	1,118.35	5.92	1.12
Class 529-E — assumed 5% return	1,000.00	1,019.35	5.64	1.12
Class 529-F-1 — actual return	1,000.00	1,121.19	3.54	.67
Class 529-F-1 — assumed 5% return	1,000.00	1,021.59	3.38	.67
Class R-1 — actual return	1,000.00	1,116.25	8.18	1.55
Class R-1 — assumed 5% return	1,000.00	1,017.20	7.80	1.55
Class R-2 — actual return	1,000.00	1,116.18	7.97	1.51
Class R-2 — assumed 5% return	1,000.00	1,017.40	7.59	1.51
Class R-3 — actual return	1,000.00	1,118.77	5.81	1.10
Class R-3 — assumed 5% return	1,000.00	1,019.45	5.54	1.10

Class R-4 — actual return	1,000.00	1,120.47	4.23	.80
Class R-4 — assumed 5% return	1,000.00	1,020.94	4.03	.80
Class R-5 — actual return	1,000.00	1,122.08	2.65	.50
Class R-5 — assumed 5% return	1,000.00	1,022.44	2.52	.50
Class R-6 — actual return	1,000.00	1,122.37	2.38	.45
Class R-6 — assumed 5% return	1,000.00	1,022.69	2.27	.45

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Capital World Growth and Income Fund	35

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP

400 South Hope Street

Los Angeles, CA 90071-2899

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	Capital World Growth and Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2013, portfolio of Capital World Growth and Income Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2012.
[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
¢	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®
¢	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental Investors®
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM
¢	Equity-income funds
Capital Income Builder®
The Income Fund of America®
¢	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM
¢	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®
¢	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
¢	Money market fund
American Funds Money Market Fund®
¢	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM
¢	American Funds Target Date Retirement Series®
¢	American Funds College Target Date SeriesSM

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital World Growth and Income Fund Investment Portfolio May 31, 2013 unaudited

Common stocks 92.31%
		Value
Health care 14.36%	Shares	(000)

Novartis AG1	33,907,063	$ 2,429,635
Amgen Inc.	15,435,458	1,551,727
Bayer AG1	13,831,026	1,487,797
Gilead Sciences, Inc.[2]	18,860,000	1,027,493
AbbVie Inc.	21,085,700	900,148
Teva Pharmaceutical Industries Ltd. (ADR)	16,498,000	630,224
Roche Holding AG1	2,014,000	498,345
Zimmer Holdings, Inc.	3,334,000	261,752
Aetna Inc.	4,199,500	253,566
St. Jude Medical, Inc.	5,648,800	244,198
UnitedHealth Group Inc.	3,887,900	243,499
Allergan, Inc.	2,130,000	211,914
Alexion Pharmaceuticals, Inc.[2]	1,999,900	195,070
UCB SA1	3,510,000	192,386
GlaxoSmithKline PLC[1]	5,981,100	155,032
Novo Nordisk A/S, Class B1	870,000	139,670
Stryker Corp.	1,468,000	97,460
Boston Scientific Corp.[2]	10,000,000	92,400
Sonic Healthcare Ltd.[1]	6,042,323	81,440
Fresenius SE & Co. KGaA[1]	590,924	69,949
Edwards Lifesciences Corp.[2]	1,030,000	68,454
Fisher & Paykel Healthcare Corp. Ltd.[1]	23,339,600	57,636
Orion Oyj, Class B1	2,024,201	49,775
Grifols, SA, Class B1	1,728,090	46,426
		10,985,996
Industrials 12.16%

ASSA ABLOY AB, Class B1	21,821,007	869,911
KONE Oyj, Class B1	6,185,000	543,725
AB Volvo, Class B1	34,899,080	509,143
Jardine Matheson Holdings Ltd.[1]	7,748,000	507,958
United Parcel Service, Inc., Class B	5,200,000	446,680
General Electric Co.	17,500,000	408,100
Schneider Electric SA1	5,031,123	393,725
VINCI SA1	6,661,441	337,397
Lockheed Martin Corp.	2,905,000	307,436
PACCAR Inc	5,720,000	306,592
Union Pacific Corp.	1,844,700	285,227
Singapore Technologies Engineering Ltd[1]	76,260,000	242,853
Komatsu Ltd.[1]	9,500,000	239,670
Ryanair Holdings PLC (ADR)	4,900,000	239,316
CSX Corp.	9,485,865	239,139
Atlas Copco AB, Class A1	9,000,000	236,535
Nielsen Holdings NV	6,973,391	236,468
Common stocks
		Value
Industrials (continued)	Shares	(000)

Hutchison Port Holdings Trust[1]	293,882,000	$ 232,112
Emerson Electric Co.	3,960,000	227,542
United Continental Holdings, Inc.[2]	6,900,300	223,984
ComfortDelGro Corp. Ltd.[1,3]	135,100,000	199,151
General Dynamics Corp.	2,535,000	195,448
Qantas Airways Ltd.[1,2,3]	125,158,600	189,437
Bureau Veritas SA1	1,596,369	185,066
Waste Management, Inc.	4,200,000	176,106
Bunzl PLC[1]	8,246,985	160,422
Danaher Corp.	2,500,000	154,550
Siemens AG1	1,387,000	147,413
Kühne + Nagel International AG1	1,174,050	131,646
Southwest Airlines Co.	7,533,300	106,747
Republic Services, Inc.	3,000,000	102,300
BAE Systems PLC[1]	13,675,000	83,894
SGS SA1	36,826	82,363
Hutchison Whampoa Ltd.[1]	7,480,000	79,412
Capita PLC[1]	5,376,951	78,336
United Technologies Corp.	804,400	76,338
Norfolk Southern Corp.	712,000	54,532
Aggreko PLC[1]	1,185,000	32,016
FedEx Corp.	302,001	29,095
Serco Group PLC[1]	521,698	4,831
		9,302,616
Consumer discretionary 11.60%

Home Depot, Inc.	11,038,800	868,312
General Motors Co.[2]	17,711,450	600,241
DIRECTV[2]	8,313,000	508,174
Renault SA1	6,291,861	485,136
Amazon.com, Inc.[2]	1,762,600	474,192
SJM Holdings Ltd.[1]	157,031,000	427,248
Bayerische Motoren Werke AG1	2,463,100	235,481
Bayerische Motoren Werke AG, nonvoting preferred[1]	2,500,652	174,021
Kingfisher PLC[1]	70,500,438	368,926
Cie. Générale des Établissements Michelin[1]	4,000,000	347,473
Comcast Corp., Class A	8,272,900	332,157
News Corp., Class A	10,240,458	328,821
YUM! Brands, Inc.	4,131,486	279,908
Daimler AG1	3,942,000	252,760
adidas AG1	2,031,300	220,564
ProSiebenSAT.1 Media AG, nonvoting preferred[1,2]	5,437,000	217,811
Whitbread PLC[1]	4,774,096	206,938
H & M Hennes & Mauritz AB, Class B1	5,607,300	191,613
British Sky Broadcasting Group PLC[1]	15,422,000	182,659
Time Warner Cable Inc.	1,900,000	181,469
Ford Motor Co.	10,568,000	165,706
Daily Mail and General Trust PLC, Class A, nonvoting[1]	12,454,000	144,423
Galaxy Entertainment Group Ltd.[1,2]	27,250,000	141,881
Wynn Macau, Ltd.[1]	42,368,000	124,742
NIKE, Inc., Class B	2,000,000	123,320
Li & Fung Ltd.[1]	82,988,000	115,370
Intercontinental Hotels Group PLC[1]	3,924,560	113,096
Swatch Group Ltd, non-registered shares[1]	196,000	111,267
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

William Hill PLC[1]	15,971,511	$ 106,226
Cie. Financière Richemont SA, Class A, non-registered shares[1]	1,190,000	104,596
WPP PLC[1]	6,120,000	104,531
Johnson Controls, Inc.	2,772,325	103,574
Hyundai Motor Co.[1]	464,272	86,619
Sands China Ltd.[1]	14,323,500	75,988
Melco Crown Entertainment Ltd. (ADR)[2]	2,790,084	66,348
MGM China Holdings Ltd.[1]	24,670,000	65,766
Nordstrom, Inc.	1,000,000	58,820
Reed Elsevier PLC[1]	4,703,000	52,693
Darden Restaurants, Inc.	741,400	38,405
D.R. Horton, Inc.	1,400,000	34,104
Darty PLC[1]	16,230,500	17,504
Stella International Holdings Ltd.[1]	6,238,500	17,413
Dixons Retail PLC[1,2]	23,103,600	14,372
		8,870,668
Financials 11.23%

HSBC Holdings PLC (Hong Kong)[1]	35,776,561	392,210
HSBC Holdings PLC (United Kingdom)[1]	30,718,231	336,487
Société Générale[1]	14,946,365	592,533
AIA Group Ltd.[1]	112,663,396	497,189
Prudential PLC[1]	29,306,500	493,922
Wells Fargo & Co.	10,000,000	405,500
Industrial and Commercial Bank of China Ltd., Class H1	547,900,470	383,251
Siam Commercial Bank PCL[1]	66,634,100	381,846
Barclays PLC[1]	79,590,000	380,830
Credit Suisse Group AG1	12,833,898	380,631
China Construction Bank Corp., Class H1	464,505,735	375,461
UBS AG1	20,660,786	359,353
Bank of China Ltd., Class H1	626,129,000	295,149
Westfield Group[1]	26,688,000	292,209
Link Real Estate Investment Trust[1]	55,340,000	285,197
Agricultural Bank of China, Class H1	599,521,000	276,575
BNP Paribas SA1	4,035,063	235,199
Citigroup Inc.	4,407,500	229,146
Woori Finance Holdings Co., Ltd.[1]	20,047,350	210,233
Sampo Oyj, Class A1	4,225,974	170,918
Willis Group Holdings PLC	4,286,445	167,429
JPMorgan Chase & Co.	2,700,000	147,393
Banco Santander, SA1,2	18,640,047	133,905
Deutsche Börse AG1	2,049,600	132,661
Hang Seng Bank Ltd.[1]	7,000,000	112,464
Weyerhaeuser Co.	3,359,686	100,186
Kimco Realty Corp.	4,132,329	91,531
CapitaMall Trust[1]	47,611,000	79,775
Samsung Card Co., Ltd.[1]	2,349,900	77,734
Sun Hung Kai Properties Ltd.[1]	5,158,000	67,660
Canadian Imperial Bank of Commerce (CIBC)	889,318	67,208
Starwood Property Trust, Inc.	2,250,000	57,082
PNC Financial Services Group, Inc.	770,000	55,163
UniCredit SpA[1]	9,629,006	54,443
State Street Corp.	761,105	50,370
Sberbank of Russia (GDR)[1,4]	2,865,801	34,543
Common stocks
		Value
Financials (continued)	Shares	(000)

Sberbank of Russia (ADR)[1]	1,263,000	$ 15,224
Public Storage	327,200	49,669
Toronto-Dominion Bank	500,000	40,506
Ascendas Real Estate Investment Trust[1]	20,389,000	37,302
China Overseas Land & Investment Ltd.[1]	10,758,000	31,542
CapitaCommercial Trust[1]	7,940,000	9,522
		8,587,151
Consumer staples 10.06%

Philip Morris International Inc.	19,606,300	1,782,409
Altria Group, Inc.	37,619,300	1,358,057
Pernod Ricard SA1	5,085,210	610,663
Wesfarmers Ltd.[1]	16,071,520	601,344
Nestlé SA1	7,310,030	482,366
Anheuser-Busch InBev NV1	5,223,383	481,490
Lorillard, Inc.	11,049,353	468,935
Kraft Foods Group, Inc.	5,772,166	318,219
British American Tobacco PLC[1]	4,644,000	255,054
Tingyi (Cayman Islands) Holding Corp.[1]	86,020,000	220,098
SABMiller PLC[1]	3,580,000	180,073
Mondelez International, Inc.	6,000,000	176,760
Coca-Cola Co.	4,338,800	173,509
Danone SA1	2,070,123	152,067
L’Oréal SA, non-registered shares[1]	637,100	106,803
Diageo PLC[1]	3,100,000	91,774
ConAgra Foods, Inc.	2,700,000	90,963
Koninklijke Ahold NV1	3,400,597	54,941
Imperial Tobacco Group PLC[1]	1,455,000	52,106
Treasury Wine Estates Ltd.[1]	7,212,137	41,682
		7,699,313
Information technology 7.19%

Microsoft Corp.	36,085,019	1,258,645
Samsung Electronics Co. Ltd.[1]	515,800	695,595
Oracle Corp.	13,337,000	450,257
Google Inc., Class A2	490,829	427,222
Automatic Data Processing, Inc.	6,040,000	415,069
Delta Electronics, Inc.[1]	59,003,873	281,830
Accenture PLC, Class A	2,825,000	231,961
Hewlett-Packard Co.	8,125,000	198,413
Amadeus IT Holding, SA, Class A, non-registered shares[1]	5,815,000	177,277
Maxim Integrated Products, Inc.	5,723,000	168,771
Telefonaktiebolaget LM Ericsson, Class B1	11,877,220	138,914
Analog Devices, Inc.	2,970,186	136,421
Intel Corp.	5,000,000	121,400
Quanta Computer Inc.[1]	50,388,595	108,100
Texas Instruments Inc.	3,000,000	107,670
Murata Manufacturing Co., Ltd.[1]	1,274,000	96,632
Yahoo! Inc.[2]	3,423,798	90,046
HTC Corp.[1]	9,707,000	88,928
Siliconware Precision Industries Co., Ltd.[1]	66,700,000	77,862
Compal Electronics, Inc.[1]	117,239,420	71,647
HOYA Corp.[1]	2,763,000	55,450
Common stocks
		Value
Information technology (continued)	Shares	(000)

Nokia Corp.[1]	10,971,000	$ 37,706
Nokia Corp. (ADR)	4,169,800	14,344
Baidu, Inc., Class A (ADR)[2]	515,300	49,799
		5,499,959
Telecommunication services 6.67%

SOFTBANK CORP.[1]	14,920,000	746,256
Verizon Communications Inc.	15,119,500	732,993
Vodafone Group PLC[1]	216,977,500	628,792
Vodafone Group PLC (ADR)	1,120,000	32,424
AT&T Inc.	15,110,000	528,699
TeliaSonera AB1	70,557,215	469,916
CenturyLink, Inc.	13,456,000	459,523
OJSC Mobile TeleSystems (ADR)	15,210,307	293,103
Singapore Telecommunications Ltd.[1]	89,868,810	265,942
MTN Group Ltd.[1]	12,842,375	232,885
Türk Telekomünikasyon AS, Class D1	39,150,000	151,061
Advanced Info Service PCL[1]	15,801,800	136,910
Sprint Nextel Corp., Series 1[2]	16,429,086	119,932
Philippine Long Distance Telephone Co. (ADR)	877,673	63,175
Philippine Long Distance Telephone Co.[1]	693,790	50,665
Taiwan Mobile Co., Ltd.[1]	18,940,000	68,954
OJSC MegaFon (GDR)[1,4]	2,000,000	61,848
América Móvil, SAB de CV, Series L (ADR)	1,855,198	36,937
BCE Inc.	512,500	23,031
		5,103,046
Energy 5.17%

BP PLC[1]	191,653,213	1,371,822
Royal Dutch Shell PLC, Class B1	10,003,585	345,610
Royal Dutch Shell PLC, Class A (ADR)	1,127,500	74,832
Royal Dutch Shell PLC, Class A1	1,686,000	56,147
Royal Dutch Shell PLC, Class B (ADR)	344,800	23,733
Eni SpA[1]	18,245,300	412,571
Eni SpA (ADR)	253,148	11,470
BG Group PLC[1]	12,035,000	219,035
OJSC Gazprom (ADR)[1]	27,399,000	206,120
Devon Energy Corp.	3,600,000	204,660
EOG Resources, Inc.	1,393,000	179,836
Schlumberger Ltd.	2,200,000	160,666
Chevron Corp.	1,295,000	158,961
Apache Corp.	1,592,036	130,754
ConocoPhillips	1,650,000	101,211
Canadian Natural Resources, Ltd.	3,325,000	99,101
Husky Energy Inc.	3,456,000	97,638
Woodside Petroleum Ltd.[1]	1,154,000	39,326
EnCana Corp. (CAD denominated)	1,035,000	19,737
EnCana Corp.	880,000	16,746
CNOOC Ltd.[1]	13,276,900	23,345
		3,953,321
Utilities 4.78%

National Grid PLC[1]	62,148,492	735,297
PT Perusahaan Gas Negara (Persero) Tbk[1]	836,821,500	468,993
SSE PLC[1]	18,545,336	433,651
Common stocks
		Value
Utilities (continued)	Shares	(000)

GDF SUEZ[1]	15,243,555	$ 307,456
Power Assets Holdings Ltd.[1]	32,244,000	282,155
Dominion Resources, Inc.	4,456,422	252,011
RWE AG1	5,726,000	196,612
EDP — Energias de Portugal, SA1	58,920,566	189,147
FirstEnergy Corp.	4,495,000	175,350
Public Service Enterprise Group Inc.	5,000,000	165,200
CEZ, a s1	4,814,562	133,603
Exelon Corp.	3,800,000	119,092
E.ON SE1	4,200,000	71,060
PG&E Corp.	1,401,000	62,919
Cia. Energética de Minas Gerais — CEMIG, preferred nominative (ADR)	4,471,294	46,591
LIGHT SA, ordinary nominative	1,810,600	14,684
		3,653,821
Materials 4.30%

Dow Chemical Co.	16,047,000	552,980
BASF SE1	4,429,000	432,773
Amcor Ltd.[1]	30,684,007	288,288
Akzo Nobel NV1	4,238,000	270,578
Syngenta AG1	613,000	240,544
Praxair, Inc.	1,763,120	201,576
Koninklijke DSM NV1	3,054,000	198,824
Linde AG1	959,000	184,054
ArcelorMittal[1]	11,679,654	147,083
CRH PLC[1]	6,497,177	137,177
Holcim Ltd[1]	1,240,908	96,308
Sherwin-Williams Co.	500,000	94,265
Vicat S.A.[1]	1,025,000	65,166
Celanese Corp., Series A	1,320,000	65,142
Israel Chemicals Ltd.[1]	5,090,000	56,688
Nitto Denko Corp.[1]	893,000	53,315
Ube Industries, Ltd.[1]	25,200,000	48,873
Formosa Plastics Corp.[1]	20,000,000	46,188
voestalpine AG1	1,397,000	45,875
Rautaruukki Oyj[1]	3,396,570	22,239
K+S AG1	515,000	21,743
Usinas Siderúrgicas de Minas Gerais SA — USIMINAS, Class A, preferred nominative	4,125,500	17,143
		3,286,822
Miscellaneous 4.79%

Other common stocks in initial period of acquisition		3,667,692
Total common stocks (cost: $53,131,151,000)		70,610,405
Preferred stocks 0.01%

Financials 0.01%

Citigroup Inc. 7.875% preferred	366,000	10,274
Total preferred stocks (cost: $9,150,000)		10,274
Convertible securities 0.36%
	Shares or	Value
Industrials 0.13%	principal amount	(000)

United Continental Holdings, Inc. 6.00% convertible notes 2029	$15,000,000	$ 56,906
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$4,700,000	8,534
United Continental Holdings, Inc. 6.00% convertible preferred 2030	397,000	19,381
JetBlue Airways Corp., Series B, 6.75% convertible notes 2039	$3,925,000	5,880
JetBlue Airways Corp., Series A, convertible notes 5.50% 2038	$3,250,000	4,528
JetBlue Airways Corp., Series B, convertible notes 5.50% 2038	$3,240,000	4,953
		100,182
Consumer discretionary 0.10%

General Motors Co., Series B, 4.75% convertible preferred 2013	1,558,603	76,076
Financials 0.02%

Bank of America Corp., Series L, 7.25% convertible preferred	13,000	15,444
Telecommunication services 0.06%

Clearwire Corp. 8.25% convertible notes 2040[4]	$38,630,000	43,048
Consumer staples 0.01%

Alliance One International, Inc. 5.50% convertible notes 2014	$11,000,000	11,103
Miscellaneous 0.04%

Other convertible securities in initial period of acquisition		31,423
Total convertible securities (cost: $232,941,000)		277,276
Bonds, notes & other debt instruments 1.53%
	Principal amount
U.S. Treasury bonds & notes 0.52%	(000)

U.S. Treasury 0.25% 2014	$ 92,000	92,086
U.S. Treasury 1.875% 2014	301,000	304,898
		396,984
Financials 0.38%

HBOS PLC 6.75% 2018[4]	36,490	41,168
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)[4,5]	30,300	29,164
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)[4,5]	60,000	67,950
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[5]	41,090	48,022
Prologis, Inc. 6.625% 2019	1,600	1,927
Prologis, Inc. 7.375% 2019	11,933	14,763
Prologis, Inc. 6.875% 2020	20,380	24,701
Simon Property Group, LP 5.25% 2016	3,540	4,001
Simon Property Group, LP 6.10% 2016	860	975
Simon Property Group, LP 5.875% 2017	165	190
Simon Property Group, LP 6.125% 2018	890	1,075
Simon Property Group, LP 10.35% 2019	5,170	7,428
AXA SA 8.60% 2030	8,000	10,358
Developers Diversified Realty Corp. 7.875% 2020	8,075	10,307
Standard Chartered Bank 6.40% 2017[4]	8,451	9,857
Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)[5]	£4,520	9,305
Bonds, notes & other debt instruments
	Principal amount	Value
Financials (continued)	(000)	(000)

Discover Financial Services 10.25% 2019	$ 4,334	$ 5,678
ERP Operating LP 5.125% 2016	2,886	3,201
ERP Operating LP 5.75% 2017	2,055	2,378
		292,448
Telecommunication services 0.26%

Sprint Nextel Corp. 9.125% 2017	35,000	41,125
Sprint Nextel Corp. 11.50% 2021	49,375	68,384
MTS International Funding Ltd. 8.625% 2020	29,630	36,362
MTS International Funding Ltd. 8.625% 2020[4]	9,162	11,244
América Móvil, SAB de CV 6.45% 2022	MXN155,000	12,450
América Móvil, SAB de CV 8.46% 2036	341,400	29,755
		199,320
Materials 0.13%

ArcelorMittal 4.25% 2015[5]	$16,500	17,078
ArcelorMittal 4.25% 2015[5]	8,200	8,446
ArcelorMittal 10.35% 2019[5]	20,000	24,850
ArcelorMittal 6.75% 2022[5]	24,365	26,192
CRH America, Inc. 6.00% 2016		1,260
1,431
CRH America, Inc. 8.125% 2018	15,540	19,376
		97,373
Bonds & notes of governments outside the U.S. 0.11%

United Mexican States Government, Series M30, 10.00% 2036	MXN738,400	82,771
Energy 0.10%

Gazprom OJSC 8.146% 2018	$ 4,415	5,298
Gazprom OJSC, Series 9, 6.51% 2022	30,710	34,702
Gazprom OJSC, Series 2, 8.625% 2034	1,015	1,332
Gazprom OJSC 7.288% 2037	18,425	21,696
Gazprom OJSC 7.288% 2037[4]	365	430
BP Capital Markets PLC 5.25% 2013	3,335	3,404
BP Capital Markets PLC 3.875% 2015	7,320	7,723
		74,585
Consumer discretionary 0.02%

Marks and Spencer Group PLC 6.25% 2017[4]	100	111
Marks and Spencer Group PLC 7.125% 2037[4]	15,550	16,267
		16,378
Consumer staples 0.01%

British American Tobacco International Finance PLC 8.125% 2013[4]	9,000	9,283
Total bonds, notes & other debt instruments (cost: $1,018,898,000)		1,169,142
Short-term securities 5.36%

Freddie Mac 0.075%–0.17% due 7/15/2013–4/9/2014	1,185,175	1,184,607
Fannie Mae 0.11%–0.15% due 7/24/2013–3/3/2014	665,900	665,611
Federal Home Loan Bank 0.075%–0.155% due 6/7/2013–1/6/2014	434,600	434,489
U.S. Treasury Bills 0.163%–0.195% due 6/27–7/25/2013	200,000	199,998
	Principal amount	Value
Short-term securities	(000)	(000)

Australia & New Zealand Banking Group, Ltd. 0.165%–0.19% due 6/4–8/15/2013[4]	$138,300	$ 138,277
ANZ National (International) Ltd. 0.21% due 8/9/2013[4]	30,000	29,993
Nordea Bank Finland PLC 0.20% due 9/12/2013[4]	40,000	39,972
Nordea North America, Inc. 0.165%–0.195% due 6/4–8/1/2013	124,100	124,084
Gotham Funding Corp. CP 0.19% due 6/3/2013[4]	60,000	59,999
Mitsubishi UFJ Trust and Banking Corp 0.185% due 7/16/2013[4]	51,700	51,685
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.15% due 6/7/2013	32,900	32,899
Sumitomo Mitsui Banking Corp. 0.15%–0.22% due 6/14–8/16/2013[4]	137,300	137,273
Toronto-Dominion Holdings USA Inc. 0.17% due 6/10–7/17/2013[4]	123,500	123,488
Commonwealth Bank of Australia CP 0.17% due 8/13/2013[4]	95,500	95,474
Thunder Bay Funding, LLC 0.22%–0.24% due 9/5–9/16/2013[4]	41,400	41,378
Old Line Funding, LLC 0.17%–0.20% due 8/8–9/20/2013[4]	44,339	44,329
American Honda Finance Corp. 0.15% due 6/18–6/19/2013	80,000	79,991
Toyota Motor Credit Corp. 0.17% due 7/31/2013	46,000	45,992
Toyota Credit Canada Inc. 0.18% due 6/17/2013	30,200	30,199
BASF AG 0.14% due 6/27–6/28/2013[4]	65,500	65,493
Svenska Handelsbanken Inc. 0.20%–0.24% due 7/2–10/22/2013[4]	59,400	59,363
GlaxoSmithKline Finance PLC 0.14% due 6/17/2013[4]	54,700	54,696
Province of Ontario 0.15% due 6/25/2013	50,000	49,993
National Australia Funding (Delaware) Inc. 0.175% due 7/15/2013[4]	50,000	49,991
Québec (Province of) 0.13% due 6/26/2013[4]	48,250	48,242
Federal Farm Credit Banks 0.18%–0.20% due 6/21–8/2/2013	46,900	46,897
Bank of Nova Scotia 0.165% due 8/13/2013	40,000	39,987
Nestlé Finance International Ltd. 0.20% due 10/8/2013	35,490	35,476
International Bank for Reconstruction and Development 0.11% due 7/1/2013	31,900	31,898
Reckitt Benckiser Treasury Services PLC 0.15% due 9/17/2013[4]	31,400	31,379
Wells Fargo & Co. 0.17% due 6/11/2013	30,000	29,998
Total short-term securities (cost: $4,102,755,000)		4,103,151
Total investment securities (cost: $58,494,895,000)		76,170,248
Other assets less liabilities		325,089
Net assets		$76,495,337

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $40,678,782,000, which represented 53.18% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,395,945,000, which represented 1.82% of the net assets of the fund.
[5]	Coupon rate may change periodically.

Key to abbreviations and symbols

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

CAD = Canadian dollars

£ = British pounds

MXN = Mexican pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-033-0713O-S37732

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: July 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: July 31, 2013

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: July 31, 2013